Other Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities, Current [Abstract]
VAT payable	$ 21.4	$ 22.7
Other current taxes payable	17.2	11.4
Corporate income taxes payable	$ 2.5	$ 0.0
Operating lease liability, current [extensible list]	Total	Total
Operating lease liability, current	$ 0.5	$ 0.5
Accrued payroll and severance	0.5	0.2
Other current liabilities	1.4	1.4
Total	$ 43.5	$ 36.2